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 LOGO                             Lincoln Variable Insurance Products Trust
                                                  1300 South Clinton Street
                                                  Fort Wayne, Indiana 46802
                                                   United States of America
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Phone:   603-226-5706
Fax:     603-226-5910
E-mail:  Craig.Moreshead@LFG.com
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VIA EDGAR
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April 15, 2011

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE: Lincoln Variable Insurance Products Trust (the "Trust")
    (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 106 (the "Amendment") to the Registration Statement on Form N-1A of the above-referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached post-effective amendment will be April 29, 2011. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Very truly yours,

/s/ Craig D. Moreshead, Esq.
Craig D. Moreshead, Esq.
Senior Counsel

Enclosures

cc: Colleen E. Tonn

                                     LVIP Dimensional Vanguard Funds - B-Filing